INCOME TAXES - Components of Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Current:
State and Local				$ 10	$ 66
Total Current Tax Expense				10	66
Deferred:
Federal			$ 129	(597)	12,509
State and Local			32	(191)	1,513
Total Deferred Tax Expense / (Benefit)	$ 5,406	$ 2,471	147	(789)	14,022
Total Income Tax Expense / (Benefit)	$ 5,406	$ 2,445	$ 161	$ (778)	$ 14,088